Related Party Transactions - Schedule of Equity Warrants Granted (Details) - Dec. 31, 2025	EUR (€) shares	$ / shares
Schedule of Equity Warrants Granted [Line Items]
Total warrants granted	1,662,207
Total warrants exercised	1,162,208
Fair value of warrants granted (in Euro) | €	€ 261,389
Pre-funded Warrants [Member]
Schedule of Equity Warrants Granted [Line Items]
Total warrants granted	666,666
Total warrants exercised	333,333
Exercise price (in Dollars per share) | $ / shares		$ 0.5
Fair value of warrants granted (in Euro) | €	€ 109,454
Common Warrants 1 [Member]
Schedule of Equity Warrants Granted [Line Items]
Total warrants granted	333,333
Total warrants exercised	166,667
Exercise price (in Dollars per share) | $ / shares		67.5
Fair value of warrants granted (in Euro) | €	€ 51,558
Common Warrants Two [Member]
Schedule of Equity Warrants Granted [Line Items]
Total warrants granted	600,000
Total warrants exercised	600,000
Exercise price (in Dollars per share) | $ / shares		67.5
Fair value of warrants granted (in Euro) | €	€ 90,337
Stand Alone PIPE Warrants S1-S5 [Member]
Schedule of Equity Warrants Granted [Line Items]
Total warrants granted	62,208
Total warrants exercised	62,208
Exercise price (in Dollars per share) | $ / shares		$ 15
Fair value of warrants granted (in Euro) | €	€ 10,040